RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($)		1 Months Ended						12 Months Ended
	Sep. 30, 2019	Apr. 30, 2022	May 31, 2021	Feb. 23, 2021	Jan. 31, 2021	Nov. 30, 2020	Jan. 26, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Jul. 26, 2021	Dec. 10, 2020
Related Party Transaction [Line Items]
Convertible notes										$ 4,417,000
Rental properties								$ 33,000	$ 33,000		$ 68,000	$ 20,000
Management fee								$ 20,000
Operating lease provided by controlling shareholder									33,000
Options granted	51,166	164,455	51,072	300,000	133,652	267,296		988,773
Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Operating lease provided by controlling shareholder									$ 33,000	25,000
Director [Member]
Related Party Transaction [Line Items]
One time payment							$ 150,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
One time payment, quarterly basis							$ 37,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Options granted				60,000
Three board members, Chairman of the board of directors and to its Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Options granted				300,000
Shareholder [Member]
Related Party Transaction [Line Items]
Convertible notes										$ 95,000
Convertible notes annual interest rate										8.00%